Share Capital	12 Months Ended
Dec. 31, 2022
Issued capital [abstract]
Share Capital
1 7	SHARE CAPITAL

	202 1	202 2	202 1	202 2	2022
	Number of ordinary shares	Number of ordinary shares	RM	RM	USD
Paid up capital:
At January 1	50,000	50,000	220,000	220,000	49,972
Share buyback	-	(50,000)	-	(220,000)	(49,972)
Issuance of shares (1)	-	33,400,100	-	3,330	756
Issuance of shares (2)	-	1,012,159	-	13,124,097	2,981,056
At December 31	50,000	34,412,259	220,000	13,127,427	2,981,812

As of December 31, 2021,
the Company has authorized
50,000 ordinary shares at USD1.00. The paid up ordinary shares has no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

(1)

On
April 8, 2022 VCI Global Limited issued a total of 33,400,100 shares at USD0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. For the purposes of comparative value in calculating the Group’s earnings per share (“EPS”), the Group has assumed that 33,400,100 shares were outstanding from 1 January 2020 to 31 December 2021 as would be included in the denominator of the EPS calculation.
(2)
From
April 8, 2022 until
November 1, 2022
,
a total of additional 1,012,159 ordinary shares have been issued to various investors between
USD2.50
to USD4.00
per share.